UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Class A Shares - KGGAX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Class A Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class A Shares	$68	1.24%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,436,932,706	148	$14,286,045	27%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Canada
12.7%
South Korea
12.5%
United States
10.5%
South Africa
5.8%
United Kingdom
4.7%
Japan
4.1%
China
4.0%
Australia
3.6%
Brazil
3.3%
France
3.2%
Germany
3.2%
Russia
2.9%
Other Countries
14.3%
Purchased Options
0.2%

Table Summary
Value	Value
Purchased Options	0.2%
Other Countries	14.3%
Russia	2.9%
Germany	3.2%
France	3.2%
Brazil	3.3%
Australia	3.6%
China	4.0%
Japan	4.1%
United Kingdom	4.7%
South Africa	5.8%
United States	10.5%
South Korea	12.5%
Canada	12.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.4%
LG Uplus Corp. Footnote Reference**	2.9%
Range Resources Corp.	2.6%
K+S AGFootnote Reference**	2.4%
Golden Agri-Resources, Ltd. Footnote Reference**	2.0%
LG Corp.	1.8%
Impala Platinum Holdings, Ltd.	1.8%
Seabridge Gold, Inc. (USD) Footnote Reference**	1.7%
CK Hutchison Holdings, Ltd.	1.6%
Centene	1.5%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KGGAX-SAR-2026

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Class I Shares - KGGIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class I Shares	$54	0.99%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,436,932,706	148	$14,286,045	27%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	0.2%
Other Countries	14.3%
Russia	2.9%
Germany	3.2%
France	3.2%
Brazil	3.3%
Australia	3.6%
China	4.0%
Japan	4.1%
United Kingdom	4.7%
South Africa	5.8%
United States	10.5%
South Korea	12.5%
Canada	12.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.4%
LG Uplus Corp. Footnote Reference**	2.9%
Range Resources Corp.	2.6%
K+S AGFootnote Reference**	2.4%
Golden Agri-Resources, Ltd. Footnote Reference**	2.0%
LG Corp.	1.8%
Impala Platinum Holdings, Ltd.	1.8%
Seabridge Gold, Inc. (USD) Footnote Reference**	1.7%
CK Hutchison Holdings, Ltd.	1.6%
Centene	1.5%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KGGIX-SAR-2026

The Advisors' Inner Circle Fund II

Kopernik International Fund

Class I Shares - KGIIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Class I Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Class I Shares	$54	0.99%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$952,596,711	84	$3,464,012	28%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

South Korea
9.5%
Canada
8.7%
South Africa
6.2%
United Kingdom
5.7%
Russia
4.3%
China
3.6%
Japan
3.0%
Brazil
2.9%
Australia
2.8%
Germany
2.7%
Hong Kong
2.2%
Singapore
1.9%
Other Countries
10.1%
Purchased Options
0.1%

Table Summary
Value	Value
Purchased Options	0.1%
Other Countries	10.1%
Singapore	1.9%
Hong Kong	2.2%
Germany	2.7%
Australia	2.8%
Brazil	2.9%
Japan	3.0%
China	3.6%
Russia	4.3%
United Kingdom	5.7%
South Africa	6.2%
Canada	8.7%
South Korea	9.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.7%
Glencore PLC	2.8%
K+S AGFootnote Reference**	2.7%
Seabridge Gold, Inc. Footnote Reference**	2.7%
LG Uplus Corp. Footnote Reference**	2.7%
Golden Agri-Resources, Ltd. Footnote Reference**	1.9%
Impala Platinum Holdings, Ltd.	1.9%
LG Corp.	1.7%
Nutrien, Ltd.	1.4%
Paladin Energy, Ltd.	1.4%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KGIIX-SAR-2026

The Advisors' Inner Circle Fund II

Kopernik International Fund

Investor Shares - KGIRX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Investor Shares	$67	1.24%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$952,596,711	84	$3,464,012	28%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	0.1%
Other Countries	10.1%
Singapore	1.9%
Hong Kong	2.2%
Germany	2.7%
Australia	2.8%
Brazil	2.9%
Japan	3.0%
China	3.6%
Russia	4.3%
United Kingdom	5.7%
South Africa	6.2%
Canada	8.7%
South Korea	9.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.7%
Glencore PLC	2.8%
K+S AGFootnote Reference**	2.7%
Seabridge Gold, Inc. Footnote Reference**	2.7%
LG Uplus Corp. Footnote Reference**	2.7%
Golden Agri-Resources, Ltd. Footnote Reference**	1.9%
Impala Platinum Holdings, Ltd.	1.9%
LG Corp.	1.7%
Nutrien, Ltd.	1.4%
Paladin Energy, Ltd.	1.4%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KGIRX-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund II

Investment Advisor
Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX| KGIRX

Kopernik International Fund

Semi-Annual Financials and Other Information

APRIL 30, 2026

Kopernik
Global Investors, LLC

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes In Net Assets	37
Financial Highlights	39
Notes to Financial Statements	43
Other Information (Form N-CSRS Items 8-11)	59

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 80.0%	Shares	Value
ARGENTINA — 0.6%
CONSUMER STAPLES — 0.6%
Cresud SACIF y A ADR (A)	1,929,006	$21,701,314

REAL ESTATE — 0.0%
IRSA Inversiones y Representaciones SA ADR	38,775	541,685

Total Argentina		22,242,999

AUSTRALIA — 3.6%
CONSUMER STAPLES — 0.3%
Treasury Wine Estates, Ltd.	3,559,592	11,187,940

ENERGY — 1.6%
Paladin Energy, Ltd. (AUD) *	4,108,848	35,029,761
Paladin Energy, Ltd. (CAD) *	2,352,144	20,415,782
		55,445,543

MATERIALS — 1.7%
BHP Group	478,890	18,954,087
Champion Iron	6,072,112	20,976,719
Deterra Royalties	5,907,430	17,792,418
		57,723,224

Total Australia		124,356,707

BRAZIL — 2.8%
CONSUMER STAPLES — 0.7%
BrasilAgro - Brasileira de Propriedades Agricolas (A)	2,575,900	9,800,468
SLC Agricola SA	4,390,650	15,091,252
		24,891,720

MATERIALS — 1.3%
Vale SA	2,778,226	45,624,891

UTILITIES — 0.8%
Axia Energia	1,692,511	21,252,945

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
BRAZIL — continued
UTILITIES — continued
Axia Energia *	514,088	$6,148,121
		27,401,066

Total Brazil		97,917,677

CANADA — 9.7%
ENERGY — 1.4%
Cenovus Energy, Inc.	1,578,426	46,178,562

MATERIALS — 8.3%
Aris Mining Corp. *	394,999	7,060,460
Gabriel Resources, Ltd. *	4,427,406	407,425
Gabriel Resources, Ltd. * †	496,058	45,649
Gabriel Resources, Ltd. * †	347,197	31,950
International Tower Hill Mines, Ltd. * (A)	7,297,616	17,149,397
Ivanhoe Mines, Ltd., Cl A *	4,957,903	40,149,397
Lumina Metals *	942,106	8,669,581
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,795,815	5,886,576
Northern Dynasty Minerals, Ltd. (USD) * (A)	5,684,516	11,937,484
Novagold Resources, Inc. *	1,811,816	14,603,237
Novagold Resources, Inc. * †(B)	1,687,905	13,604,514
Nutrien, Ltd.	652,838	49,615,688
Seabridge Gold, Inc. (CAD) * (A)	1,422,848	39,710,066
Seabridge Gold, Inc. (USD) * (A)	2,123,450	59,350,427
Western Copper & Gold Corp. * (A)	6,205,117	17,267,525
		285,489,376

Total Canada		331,667,938

CHILE — 1.1%
COMMUNICATION SERVICES — 0.8%
Empresa Nacional de Telecomunicaciones SA (A)	7,184,810	28,425,916

CONSUMER DISCRETIONARY — 0.0%
Empresas Copec	119,251	835,331

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
CHILE — continued
MATERIALS — 0.3%
Empresas CMPC	6,925,406	$8,590,086

Total Chile		37,851,333

CHINA — 4.0%
COMMUNICATION SERVICES — 0.6%
Baidu, Inc., Cl A *	1,205,300	19,032,912

CONSUMER DISCRETIONARY — 0.5%
Meituan, Cl B *(C)	1,567,500	16,865,026

FINANCIALS — 0.4%
China Reinsurance Group Corp., Cl H	68,559,000	10,810,754
Hi Sun Technology China, Ltd. * (A)	69,309,000	3,861,837
		14,672,591

HEALTH CARE — 0.1%
Sinopharm Group Co., Ltd., Cl H	1,980,800	4,711,853

INDUSTRIALS — 1.4%
China Communications Services Corp., Ltd., Cl H (A)	57,894,000	31,847,606
Guangshen Railway Co., Ltd., Cl H (A)	50,848,679	15,544,900
		47,392,506

INFORMATION TECHNOLOGY — 0.1%
PAX Global Technology, Ltd.	8,853,000	4,408,133

UTILITIES — 0.9%
CGN Power Co., Ltd., Cl H (C)	49,022,000	21,842,219
China Gas Holdings, Ltd.	10,873,600	10,086,371
		31,928,590

Total China		139,011,611

FINLAND — 0.5%
MATERIALS — 0.5%
Stora Enso, Cl R	1,423,764	15,853,053

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
FRANCE — 3.2%
CONSUMER STAPLES — 1.0%
Carrefour SA	1,766,264	$35,212,130

FINANCIALS — 0.2%
Amundi (C)	54,025	5,221,876

HEALTH CARE — 0.0%
Euroapi SA *	57,631	92,863

INDUSTRIALS — 0.8%
Teleperformance	400,100	27,098,524

MATERIALS — 1.2%
Eramet SA (A)	615,727	42,478,891

Total France		110,104,284

GERMANY — 2.5%
MATERIALS — 2.5%
K+S AG (A)	4,499,001	84,171,195

HONG KONG — 2.6%
CONSUMER DISCRETIONARY — 0.5%
SJM Holdings, Ltd. *	60,075,000	15,869,273

CONSUMER STAPLES — 0.3%
First Pacific Co., Ltd.	15,528,000	10,895,103

FINANCIALS — 0.1%
Bank of East Asia, Ltd.	2,110,400	3,692,911

INDUSTRIALS — 1.7%
CK Hutchison Holdings, Ltd.	6,780,500	56,618,458

MATERIALS — 0.0%
Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	1,098,902

Total Hong Kong		88,174,647

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
INDONESIA — 0.8%
COMMUNICATION SERVICES — 0.1%
Media Nusantara Citra Tbk PT * (A)	371,423,200	$5,200,509

CONSUMER STAPLES — 0.4%
Indofood Sukses Makmur Tbk PT	31,963,800	12,464,220

ENERGY — 0.1%
United Tractors TbK PT	2,782,700	4,669,985

MATERIALS — 0.2%
Indah Kiat Pulp & Paper	11,294,200	6,385,137

Total Indonesia		28,719,851

ISRAEL — 0.2%
INFORMATION TECHNOLOGY — 0.2%
Nice ADR *	81,189	8,282,902

JAPAN — 4.1%
CONSUMER STAPLES — 0.2%
Kato Sangyo Co., Ltd.	125,700	4,914,296

ENERGY — 0.9%
Inpex Corp.	557,800	14,541,946
Japan Petroleum Exploration Co., Ltd.	1,066,000	15,250,187
		29,792,133

HEALTH CARE — 0.6%
Kyorin Pharmaceutical Co., Ltd. (A)	2,053,900	20,322,416

INDUSTRIALS — 2.1%
Fukuda Corp. (A)	181,200	9,710,041
Kamigumi Co., Ltd.	441,050	14,576,863
Tokyo Metro	1,548,000	15,589,810
West Japan Railway Co.	1,818,300	32,914,123
		72,790,837

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
JAPAN — continued
UTILITIES — 0.3%
Electric Power Development Co., Ltd.	470,700	$11,519,404

Total Japan		139,339,086

KAZAKHSTAN — 1.1%
ENERGY — 0.8%
NAC Kazatomprom JSC GDR (C)	309,190	27,338,693

FINANCIALS — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR	5,247	179,972
Halyk Savings Bank of Kazakhstan JSC GDR (C)	261,310	8,829,587
		9,009,559

Total Kazakhstan		36,348,252

LEBANON — 0.1%
REAL ESTATE — 0.1%
Solidere ADR *(B)	174,732	1,927,731

MALAYSIA — 0.8%
CONSUMER DISCRETIONARY — 0.4%
Oriental Holdings BHD	7,428,600	13,504,845

CONSUMER STAPLES — 0.4%
Genting Plantations BHD	10,327,700	13,496,352

Total Malaysia		27,001,197

MEXICO — 1.0%
CONSUMER DISCRETIONARY — 0.2%
Nemak SAB de CV (C)	45,923,547	8,675,485

FINANCIALS — 0.1%
Grupo Financiero Inbursa, Cl O	800,600	1,970,736

MATERIALS — 0.7%
Alpek, Cl A	15,427,419	11,039,456

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
MEXICO — continued
MATERIALS — continued
Orbia Advance *	10,213,022	$12,178,335
		23,217,791

Total Mexico		33,864,012

PHILIPPINES — 0.4%
CONSUMER STAPLES — 0.2%
Puregold Price Club, Inc.	10,703,000	7,488,594

INDUSTRIALS — 0.2%
Ayala	951,970	7,241,011

Total Philippines		14,729,605

RUSSIA — 2.9%
CONSUMER STAPLES — 0.3%
Lenta International PJSC GDR *(B)	6,287,850	10,060,560

ENERGY — 0.4%
Gazprom PJSC *(B)	25,899,221	12,584,432

FINANCIALS — 0.8%
Moscow Exchange MICEX-RTS PJSC *(B)	14,084,614	9,445,806
Sberbank of Russia PJSC *(B)	12,648,865	16,194,260
VTB Bank PJSC *(B)	9,484,622	3,460,210
		29,100,276

MATERIALS — 0.8%
Polyus PJSC GDR *(B)	613,103	25,805,137

REAL ESTATE — 0.2%
Etalon Group PLC GDR * (A)(B)	12,219,734	1,428,487
LSR Group PJSC, Cl A *(B)	1,673,664	4,209,728
		5,638,215

UTILITIES — 0.4%
Federal Grid - Rosseti PJSC *(B)	17,511,927,373	4,649,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
RUSSIA — continued
UTILITIES — continued
RusHydro PJSC *(B)	6,529,118,388	$10,446,589
		15,096,187

Total Russia		98,284,807

SAUDI ARABIA — 0.5%
ENERGY — 0.5%
Saudi Arabian Oil	2,356,109	17,475,769

SINGAPORE — 2.1%
CONSUMER STAPLES — 2.0%
Golden Agri-Resources, Ltd. (A)	278,829,900	69,489,502

REAL ESTATE — 0.1%
Yoma Strategic Holdings, Ltd. * (A)	68,505,000	4,262,725

Total Singapore		73,752,227

SOUTH AFRICA — 5.8%
MATERIALS — 5.8%
Impala Platinum Holdings, Ltd.	4,310,405	60,419,161
Sibanye Stillwater, Ltd.	7,256,214	21,693,026
Valterra Platinum, Ltd.	1,452,759	117,009,586

Total South Africa		199,121,773

SOUTH KOREA — 12.5%
COMMUNICATION SERVICES — 4.6%
KT Corp.	714,316	29,429,065
KT Corp. ADR	1,371,244	29,385,759
LG Uplus Corp. (A)	9,279,000	99,496,287
		158,311,111

CONSUMER DISCRETIONARY — 0.8%
Hankook & Co., Ltd.	854,236	14,464,637
Hyundai Department Store Co., Ltd.	121,406	8,978,207
PHA Co., Ltd. (A)	545,524	4,833,369
		28,276,213

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — continued
HEALTH CARE — 0.6%
Chong Kun Dang Pharmaceutical Corp. (A)	337,900	$19,630,399

INDUSTRIALS — 4.9%
DL E&C Co., Ltd.	390,844	26,345,884
GS Holdings Corp.	567,930	31,543,011
Korean Air Lines Co., Ltd.	1,009,318	16,893,491
LG Corp.	921,414	62,185,036
LX Holdings Corp.	1,351,749	8,351,657
LX INTERNATIONAL CORP.	155,506	5,635,643
Pan Ocean Co., Ltd.	5,227,936	19,628,928
		170,583,650

MATERIALS — 0.3%
Lotte Chemical Corp.	124,424	9,654,709

UTILITIES — 1.3%
Korea Electric Power Corp.	1,458,160	43,689,202

Total South Korea		430,145,284

SRI LANKA — 0.1%
INDUSTRIALS — 0.1%
Hemas Holdings PLC	41,603,360	4,231,954

THAILAND — 1.3%
FINANCIALS — 1.3%
Bangkok Bank	6,246,900	31,167,973
Kasikornbank PCL	2,200,500	13,096,005

Total Thailand		44,263,978

UKRAINE — 1.1%
CONSUMER STAPLES — 1.1%
Astarta Holding PLC (A)	659,000	9,065,035
MHP SE (LSE Shares) GDR * (A)	2,877,931	29,076,675
MHP SE (USD Shares) GDR * (A)(C)	44,627	450,881

Total Ukraine		38,592,591

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED KINGDOM — 4.7%
COMMUNICATION SERVICES — 0.8%
Vodafone Group PLC	17,498,272	$27,842,275

ENERGY — 1.0%
Yellow Cake PLC *(C)	4,122,378	34,064,858

FINANCIALS — 0.9%
Close Brothers Group PLC *	2,500,377	15,062,208
Man Group PLC	2,328,149	8,044,563
Schroders PLC	1,067,189	8,403,016
		31,509,787

INDUSTRIALS — 0.7%
Melrose Industries	1,209,566	7,937,491
Travis Perkins PLC	2,246,579	15,957,684
		23,895,175

MATERIALS — 1.3%
Glencore PLC	5,662,607	44,008,795

Total United Kingdom		161,320,890

UNITED STATES — 9.9%
COMMUNICATION SERVICES — 0.2%
Comcast, Cl A	264,137	7,142,264

ENERGY — 3.9%
Expand Energy Corp.	453,501	46,325,127
Range Resources Corp.	2,017,589	87,765,122
		134,090,249

FINANCIALS — 1.2%
Franklin Resources, Inc.	1,369,899	41,055,873

HEALTH CARE — 2.4%
Centene *	958,216	51,446,617
Humana	43,403	10,262,205
Molina Healthcare *	110,633	21,531,395
		83,240,217

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 0.5%
Concentrix	628,570	$14,972,537

MATERIALS — 0.7%
Ivanhoe Electric, Inc. *	631,067	8,096,590
Royal Gold, Inc.	29,686	6,928,090
Vista Gold * (A)	4,331,740	9,356,558
		24,381,238

REAL ESTATE — 1.0%
Rayonier	824,372	17,484,930
Weyerhaeuser	718,057	17,606,758
		35,091,688

Total United States		339,974,066

TOTAL COMMON STOCK
(Cost $2,198,560,966)		2,748,727,419

UNIT TRUST FUND — 1.3%
CANADA — 1.3%
FINANCIALS — 1.3%
Sprott Physical Uranium Trust *	2,116,674	44,348,321

TOTAL UNIT TRUST FUND
(Cost $19,227,729)		44,348,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

CONVERTIBLE BOND — 1.2%	Face Amount	Value
CANADA — 1.2%
MATERIALS — 1.2%
Northern Dynasty Minerals, Ltd.
2.000%, 12/11/2032(B)	$7,108,000	$42,114,758

INDIA — 0.0%
CONSUMER STAPLES — 0.0%
REI Agro, Ltd.
5.500%, 11/13/2014(B)(C)(D)	$723,000	—

TOTAL CONVERTIBLE BOND
(Cost $7,831,000)		42,114,758

PREFERRED STOCK — 1.2%	Shares	Value
BRAZIL — 0.5%
ENERGY — 0.5%
Petroleo Brasileiro SA (E)	1,747,100	17,418,782

GERMANY — 0.7%
HEALTH CARE — 0.7%
Draegerwerk & KGaA , 0.900%(A)	229,575	24,260,910

TOTAL PREFERRED STOCK
(Cost $18,248,209)		41,679,692
WARRANTS — 0.5%
CANADA — 0.5%
MATERIALS — 0.5%
Novagold Resources, Inc., Expires 04/22/30(B)	2,717,012	15,813,010

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

WARRANTS — continued	Shares	Value
MATERIALS — continued

TOTAL WARRANTS
(Cost $–)		$15,813,010

RIGHTS — 0.0%	Number of Rights
CANADA — 0.0%
MATERIALS — 0.0%
Pan American Silver Corp., Expires 02/22/29(B)	2,385,283	1,633,919

TOTAL RIGHTS
(Cost $–)		1,633,919

SHORT TERM INVESTMENT — 0.6%	Shares
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.120%(F)	22,022,244	22,022,244

TOTAL SHORT TERM INVESTMENT
(Cost $22,022,244)		22,022,244

PURCHASED OPTION — 0.2%	Value
UNITED STATES — 0.2% *

TOTAL PURCHASED OPTIONS
(Cost $17,941,549)	5,775,750

TOTAL INVESTMENTS— 85.0%
(Cost $2,283,831,697)	2,922,115,113

Other Assets and Liabilities, Net — 15.0%	514,817,593

NET ASSETS — 100.0%	$3,436,932,706

A list of the exchange traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.2%
Put Options
SPXW*	1,359	$944,505,000	$6,950.00	05/29/26	$5,775,750
TOTAL PURCHASED OPTION
(Cost $17,941,549)		$944,505,000			$5,775,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

*	Non-income producing security.
†	Restricted Equity.
(A)	Affiliated investment.

(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2026 was $123,288,625 and represents 3.6% of Net Assets.

(D)	Security in default on interest payments.

(E)	Rate unavailable.

(F)	The rate reported is the 7-day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

CAD — Canadian Dollar

CDI — Chess Depositary Interest

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPXW— Standard & Poor's 500 Index Options Weekly

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

The following is a summary of the level of inputs us as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$22,242,999	$—	$—	$22,242,999
Australia	20,415,782	103,940,925	—	124,356,707
Brazil	97,917,677	—	—	97,917,677
Canada	317,985,825	77,599	13,604,514	331,667,938
Chile	37,851,333	—	—	37,851,333
China	4,408,133	134,603,478	—	139,011,611
Finland	—	15,853,053	—	15,853,053
France	—	110,104,284	—	110,104,284
Germany	—	84,171,195	—	84,171,195
Hong Kong	1,098,902	87,075,745	—	88,174,647
Indonesia	17,134,205	11,585,646	—	28,719,851
Israel	8,282,902	—	—	8,282,902
Japan	—	139,339,086	—	139,339,086
Kazakhstan	9,009,559	27,338,693	—	36,348,252
Lebanon	—	—	1,927,731	1,927,731
Malaysia	27,001,197	—	—	27,001,197
Mexico	33,864,012	—	—	33,864,012
Philippines	7,241,011	7,488,594	—	14,729,605
Russia	—	—	98,284,807	98,284,807
Saudi Arabia	—	17,475,769	—	17,475,769
Singapore	—	73,752,227	—	73,752,227
South Africa	—	199,121,773	—	199,121,773
South Korea	29,385,759	400,759,525	—	430,145,284
Sri Lanka	4,231,954	—	—	4,231,954
Thailand	—	44,263,978	—	44,263,978
Ukraine	—	38,592,591	—	38,592,591
United Kingdom	15,957,684	145,363,206	—	161,320,890
United States	339,974,066	—	—	339,974,066
Total Common Stock	994,003,000	1,640,907,367	113,817,052	2,748,727,419
Unit Trust Fund
Canada	44,348,321	—	—	44,348,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds
Canada	$—	$—	$42,114,758	$42,114,758
India	—	—	—	—
Total Convertible Bonds	—	—	42,114,758	42,114,758
Preferred Stock
Brazil	17,418,782	—	—	17,418,782
Germany	—	24,260,910	—	24,260,910
Total Preferred Stock	17,418,782	24,260,910	—	41,679,692
Warrants
Canada	—	—	15,813,010	15,813,010
Rights
Canada	—	—	1,633,919	1,633,919
Short Term Investment
United States	—	22,022,244	—	22,022,244
Purchased Option
United States	5,775,750	—	—	5,775,750
Total Investments in Securities	$1,061,545,853	$1,687,190,521	$173,378,739	$2,922,115,113

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond	Warrants	Rights	Total
Beginning balance as of November 1, 2025	$88,153,026	$40,928,504	$18,294,785	$906,408	$148,282,723
Accrued discounts/ premiums	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	19,334,382	1,186,254	(787,933)	727,511	20,460,214
Purchases	—	—	—	—	—
Sales	—	—	(1,693,842)	—	(1,693,842)
Transfers into Level 3	6,329,644	—	—	—	6,329,644
Transfers out of Level 3	—	—	—	—	—
Ending balance as of April 30, 2026	$113,817,052	$42,114,758	$15,813,010	$1,633,919	$173,378,739
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$19,334,382	$1,186,254	$(787,933)	$727,511	$20,460,214

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

As of April 30, 2026, the Global All Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2026, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
Gabriel Resources, Ltd.	347,197	6/1/2021	$704,137	$31,950
Gabriel Resources, Ltd.	496,058	6/17/2022	834,788	45,649
Novagold Resources, Inc.	1,687,905	5/8/2025	6,329,644	13,604,514
			$7,868,569	$13,682,113

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2025 through April 30, 2026. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2025	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2026	Dividend/ Interest Income
Astarta Holding PLC
$8,207,836	$—	$—	$—	$857,199	$9,065,035	$—
BrasilAgro - Brasileira de Propriedades Agricolas
8,909,289	683,540	—	—	207,639	9,800,468	51,360
China Communications Services Corp., Ltd., Cl H
27,256,787	7,136,222	—	—	(2,545,403)	31,847,606	—
Chong Kun Dang Pharmaceutical Corp.
14,682,249	4,859,973	—	—	88,177	19,630,399	101,987
Cresud SACIF y A ADR
23,661,633	16,754,764	(17,189,875)	18	(1,525,226)	21,701,314	1,165,562
Draegerwerk & KGaA
20,830,924	937,767	(3,184,243)	1,340,650	4,335,812	24,260,910	—
Empresa Nacional de Telecomunicaciones SA
28,379,345	5,248,182	—	—	(5,201,611)	28,425,916	1,855,068
Eramet SA
29,345,713	12,559,029	—	—	574,149	42,478,891	—
Etalon Group PLC GDR
1,736,424	—	—	—	(307,937)	1,428,487	—
Fukuda Corp.
6,862,883	1,291,385	—	—	1,555,773	9,710,041	249,660
Golden Agri-Resources, Ltd.
59,984,204	—	—	—	9,505,298	69,489,502	—
Guangshen Railway Co., Ltd., Cl H
12,989,556	1,858,643	—	—	696,701	15,544,900	—
Hi Sun Technology China, Ltd.
5,267,227	—	—	—	(1,405,390)	3,861,837	—
International Tower Hill Mines, Ltd.
11,721,248	1,641,212	—	—	3,786,937	17,149,397	—
K+S AG
72,528,682	—	(19,421,052)	3,504,687	27,558,878	84,171,195	—
Kyorin Pharmaceutical Co., Ltd.
16,971,674	1,968,164	—	—	1,382,578	20,322,416	399,466
LG Uplus Corp.
106,258,618	5,083,598	(13,086,453)	2,791,557	(1,551,033)	99,496,287	2,544,185
Luks Group Vietnam Holdings Co., Ltd.
1,119,573	—	—	—	(20,671)	1,098,902	—
Media Nusantara Citra Tbk PT
5,263,714	702,627	—	—	(765,832)	5,200,509	—
MHP SE (LSE Shares) GDR
16,227,574	—	—	—	12,849,101	29,076,675	—
MHP SE (USD Shares) GDR
251,635	—	893	(893)	199,246	450,881	—
Northern Dynasty Minerals, Ltd. (CAD)
5,661,199	—	—	—	225,377	5,886,576	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026
(Unaudited)

Value as of 10/31/2025	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2026	Dividend/ Interest Income
Northern Dynasty Minerals, Ltd. (USD)
$11,425,877	$—	$—	$—	$511,607	$11,937,484	$—
PHA Co., Ltd.
3,915,383	545,233	—	—	372,753	4,833,369	154,923
Seabridge Gold, Inc. (CAD)
33,944,240	—	—	—	5,765,826	39,710,066	—
Seabridge Gold, Inc. (USD)
53,923,406	9,168,167	(16,333,915)	8,314,740	4,278,029	59,350,427	—
Vista Gold
—	9,740,387	—	—	(383,829)	9,356,558	—
Western Copper & Gold Corp.
11,676,914	1,484,423	—	—	4,106,188	17,267,525	—
Yoma Strategic Holdings, Ltd.
4,210,070	99,690	—	—	(47,035)	4,262,725	—
Totals:
$603,213,877	$81,763,006	$(69,214,645)	$15,950,759	$65,103,301	$696,816,298	$6,522,211

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 60.5%	Shares	Value
AUSTRALIA — 2.8%
CONSUMER STAPLES — 0.3%
Treasury Wine Estates, Ltd.	924,006	$2,904,188

ENERGY — 1.4%
Paladin Energy, Ltd. *	1,566,316	13,353,542

MATERIALS — 1.1%
BHP Group	252,511	9,994,186

Total Australia		26,251,916

BRAZIL — 1.9%
MATERIALS — 1.2%
Vale SA	733,300	12,042,481

UTILITIES — 0.7%
Axia Energia	395,660	4,968,322
Axia Energia *	115,770	1,384,522
		6,352,844
Total Brazil		18,395,325

CANADA — 7.6%
ENERGY — 1.3%
Cenovus Energy, Inc.	416,227	12,177,172

MATERIALS — 6.3%
Ivanhoe Mines, Ltd., Cl A *	1,368,435	11,081,669
Novagold Resources, Inc. *	1,195,579	9,636,367
Nutrien, Ltd.	179,956	13,676,656
Seabridge Gold, Inc. * (A)	934,993	26,133,054
		60,527,746

Total Canada		72,704,918

CHILE — 0.3%
CONSUMER DISCRETIONARY — 0.0%
Empresas Copec	31,593	221,303

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
CHILE — continued
MATERIALS — 0.3%
Empresas CMPC	2,332,183	$2,892,777

Total Chile		3,114,080

CHINA — 3.6%
COMMUNICATION SERVICES — 0.5%
Baidu, Inc., Cl A *	318,250	5,025,491

CONSUMER DISCRETIONARY — 0.5%
Meituan, Cl B *(B)	396,200	4,262,790

FINANCIALS — 0.3%
China Reinsurance Group, Cl H	18,815,000	2,966,851

HEALTH CARE — 0.1%
Sinopharm Group Co., Ltd., Cl H	544,800	1,295,950

INDUSTRIALS — 1.2%
China Communications Services Corp., Ltd., Cl H (A)	14,743,000	8,110,154
Guangshen Railway Co., Ltd., Cl H (A)	11,364,000	3,474,077
		11,584,231
INFORMATION TECHNOLOGY — 0.1%
PAX Global Technology, Ltd.	2,147,000	1,069,046

UTILITIES — 0.9%
CGN Power Co., Ltd., Cl H (B)	13,087,000	5,831,038
China Gas Holdings, Ltd.	2,947,400	2,734,013
		8,565,051

Total China		34,769,410

FINLAND — 0.9%
MATERIALS — 0.9%
Stora Enso, Cl R	750,184	8,353,004

FRANCE — 1.8%
CONSUMER STAPLES — 1.0%
Carrefour SA	467,438	9,318,815

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
FRANCE — continued
FINANCIALS — 0.1%
Amundi (B)	14,867	$1,436,995

INDUSTRIALS — 0.7%
Teleperformance	95,075	6,439,370

Total France		17,195,180

GERMANY — 2.7%
MATERIALS — 2.7%
K+S AG (A)	1,398,096	26,156,787

HONG KONG — 2.2%
CONSUMER DISCRETIONARY — 0.5%
SJM Holdings, Ltd. *	16,204,000	4,280,411

CONSUMER STAPLES — 0.3%
First Pacific Co., Ltd.	4,104,000	2,879,540

FINANCIALS — 0.1%
Bank of East Asia, Ltd.	543,400	950,876

INDUSTRIALS — 1.3%
CK Hutchison Holdings, Ltd.	1,518,000	12,675,587

Total Hong Kong		20,786,414

INDONESIA — 0.7%
CONSUMER STAPLES — 0.3%
Indofood Sukses Makmur Tbk PT	8,256,800	3,219,722

ENERGY — 0.1%
United Tractors TbK PT	625,100	1,049,056

MATERIALS — 0.3%
Indah Kiat Pulp & Paper	4,121,000	2,329,793

Total Indonesia		6,598,571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
ISRAEL — 0.4%
INFORMATION TECHNOLOGY — 0.4%
Nice ADR *	37,828	$3,859,213

JAPAN — 3.0%
ENERGY — 0.9%
Inpex Corp.	297,000	7,742,843
Japan Petroleum Exploration Co., Ltd.	48,700	696,702
		8,439,545
INDUSTRIALS — 1.8%
Kamigumi Co., Ltd.	118,300	3,909,858
Tokyo Metro	418,000	4,209,652
West Japan Railway Co.	498,000	9,014,592
		17,134,102
UTILITIES — 0.3%
Electric Power Development Co., Ltd.	124,300	3,041,984

Total Japan		28,615,631

KAZAKHSTAN — 1.8%
ENERGY — 1.3%
NAC Kazatomprom JSC GDR (B)	141,813	12,539,158

FINANCIALS — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR	129,785	4,451,625

Total Kazakhstan		16,990,783

MEXICO — 0.4%
FINANCIALS — 0.1%
Grupo Financiero Inbursa, Cl O	221,000	544,008

MATERIALS — 0.3%
Orbia Advance *	2,393,900	2,854,563

Total Mexico		3,398,571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
PHILIPPINES — 0.2%
INDUSTRIALS — 0.2%
Ayala	262,940	$2,000,012

RUSSIA — 4.3%
CONSUMER STAPLES — 0.2%
Lenta International PJSC GDR *(C)	1,271,467	2,034,347

ENERGY — 1.0%
Gazprom Neft PJSC *(C)	2,817,940	5,778,375
Gazprom PJSC *(C)	8,122,810	3,930,161
		9,708,536

FINANCIALS — 1.6%
Moscow Exchange MICEX-RTS PJSC *(C)	5,746,159	3,853,645
Sberbank of Russia PJSC *(C)	8,292,394	10,616,698
VTB Bank PJSC *(C)	2,329,481	849,849
		15,320,192

MATERIALS — 1.1%
Polyus PJSC GDR *(C)	249,258	10,491,120

REAL ESTATE — 0.1%
LSR Group PJSC, Cl A *(C)	510,671	1,284,479

UTILITIES — 0.3%
Federal Grid - Rosseti PJSC *(C)	3,021,385,233	802,209
RusHydro PJSC *(C)	991,278,397	1,559,329
		2,361,538

Total Russia		41,200,212

SAUDI ARABIA — 0.5%
ENERGY — 0.5%
Saudi Arabian Oil	625,393	4,638,675

SINGAPORE — 1.9%
CONSUMER STAPLES — 1.9%
Golden Agri-Resources, Ltd. (A)	73,589,700	18,339,897

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH AFRICA — 6.2%
MATERIALS — 6.2%
Impala Platinum Holdings, Ltd.	1,283,087	$17,985,094
Sibanye Stillwater, Ltd.	1,902,814	5,688,613
Valterra Platinum, Ltd.	434,771	35,017,766

Total South Africa		58,691,473

SOUTH KOREA — 9.5%
COMMUNICATION SERVICES — 4.3%
KT Corp.	212,507	8,755,064
KT Corp. ADR	319,616	6,849,371
LG Uplus Corp. (A)	2,389,853	25,625,768
		41,230,203

INDUSTRIALS — 3.7%
DL E&C Co., Ltd.	103,646	6,986,536
GS Holdings Corp.	130,609	7,254,065
Korean Air Lines Co., Ltd.	266,179	4,455,179
LG Corp.	239,841	16,186,558
		34,882,338

MATERIALS — 0.3%
Lotte Chemical Corp.	34,609	2,685,493

UTILITIES — 1.2%
Korea Electric Power Corp.	385,290	11,544,009

Total South Korea		90,342,043

THAILAND — 1.1%
FINANCIALS — 1.1%
Bangkok Bank	1,589,600	7,931,072
Kasikornbank PCL	473,900	2,820,357

Total Thailand		10,751,429

UKRAINE — 0.8%
CONSUMER STAPLES — 0.8%
MHP SE GDR * (A)	709,038	7,163,642

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED KINGDOM — 5.7%
COMMUNICATION SERVICES — 0.8%
Vodafone Group PLC	4,878,643	$7,762,625

ENERGY — 1.4%
Yellow Cake PLC *(B)	1,604,218	13,256,295

FINANCIALS — 0.5%
Man Group PLC	588,791	2,034,477
Schroders PLC	269,267	2,120,201
		4,154,678
INDUSTRIALS — 0.2%
Melrose Industries	321,561	2,110,168

MATERIALS — 2.8%
Glencore PLC	3,436,015	26,704,110

Total United Kingdom		53,987,876

UNITED STATES — 0.2%
MATERIALS — 0.2%
Royal Gold, Inc.	7,654	1,786,291

TOTAL COMMON STOCK
(Cost $488,419,926)		576,091,353

UNIT TRUST FUND — 1.1%
CANADA — 1.1%
FINANCIALS — 1.1%
Sprott Physical Uranium Trust *	495,095	10,373,176

TOTAL UNIT TRUST FUND
(Cost $6,727,908)		10,373,176

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

PREFERRED STOCK — 1.0%	Shares	Value
BRAZIL — 1.0%
ENERGY — 1.0%
Petroleo Brasileiro SA (D)	928,200	$9,254,258

TOTAL PREFERRED STOCK
(Cost $4,043,182)		9,254,258

SHORT TERM INVESTMENT — 1.0%
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.120%(E)	9,531,597	9,531,597

TOTAL SHORT TERM INVESTMENT
(Cost $9,531,597)		9,531,597

PURCHASED OPTION — 0.1%		Value
UNITED STATES — 0.1% *
TOTAL PURCHASED OPTIONS
(Cost $4,911,152)		1,581,000

TOTAL INVESTMENTS— 63.7%
(Cost $513,633,765)		606,831,384

Other Assets and Liabilities, Net — 36.3%		345,765,327

NET ASSETS — 100.0%		$952,596,711

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

A list of the exchange traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.2%
Put Options
SPXW*	372	$258,540,000	$6,950.00	05/29/26	$1,581,000
TOTAL PURCHASED OPTION
(Cost $4,911,152)		$258,540,000			$1,581,000

*	Non-income producing security.

(A)	Affiliated investment.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2026 was $37,326,276 and represents 3.9% of Net Assets.

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(D)	Rate unavailable.

(E)	The rate reported is the 7-day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPXW— Standard & Poor's 500 Index Options Weekly

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

The following is a summary of the level of inputs us as of April 30, 2026, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$26,251,916	$—	$26,251,916
Brazil	18,395,325	—	—	18,395,325
Canada	72,704,918	—	—	72,704,918
Chile	3,114,080	—	—	3,114,080
China	1,069,046	33,700,364	—	34,769,410
Finland	—	8,353,004	—	8,353,004
France	—	17,195,180	—	17,195,180
Germany	—	26,156,787	—	26,156,787
Hong Kong	—	20,786,414	—	20,786,414
Indonesia	4,268,778	2,329,793	—	6,598,571
Israel	3,859,213	—	—	3,859,213
Japan	—	28,615,631	—	28,615,631
Kazakhstan	4,451,625	12,539,158	—	16,990,783
Mexico	3,398,571	—	—	3,398,571
Philippines	2,000,012	—	—	2,000,012
Russia	—	—	41,200,212	41,200,212
Saudi Arabia	—	4,638,675	—	4,638,675
Singapore	—	18,339,897	—	18,339,897
South Africa	—	58,691,473	—	58,691,473
South Korea	6,849,371	83,492,672	—	90,342,043
Thailand	—	10,751,429	—	10,751,429
Ukraine	—	7,163,642	—	7,163,642
United Kingdom	—	53,987,876	—	53,987,876
United States	1,786,291	—	—	1,786,291
Total Common Stock	121,897,230	412,993,911	41,200,212	576,091,353
Unit Trust Fund
Canada	10,373,176	—	—	10,373,176
Preferred Stock
Brazil	9,254,258	—	—	9,254,258
Short Term Investment
United States	—	9,531,597	—	9,531,597

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Purchased Option
United States	$1,581,000	$—	$—	$1,581,000
Total Investments in Securities	$143,105,664	$422,525,508	$41,200,212	$606,831,384

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning balance as of November 1, 2025	$35,911,794
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	5,288,418
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of April 30, 2026	$41,200,212
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$5,288,418

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026
(Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2025 through April 30, 2026. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2025	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2026	Dividend/ Interest Income
China Communications Services Corp., Ltd., Cl H
$6,320,962	$2,402,624	$—	$—	$(613,432)	$8,110,154	$—
Golden Agri-Resources, Ltd.
15,831,227	—	—	—	2,508,670	18,339,897	—
Guangshen Railway Co., Ltd., Cl H
2,793,328	520,790	—	—	159,959	3,474,077	—
K+S AG
20,461,876	—	(3,053,801)	530,223	8,218,489	26,156,787	—
LG Uplus Corp.
24,267,606	2,757,114	(1,569,463)	175,806	(5,295)	25,625,768	647,012
MHP SE GDR
3,997,999	—	—	—	3,165,643	7,163,642	—
Seabridge Gold, Inc.
21,098,439	3,513,696	(2,112,323)	471,597	3,161,645	26,133,054	—
Totals:
$94,771,437	$9,194,224	$(6,735,587)	$1,177,626	$16,595,679	$115,003,379	$647,012

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund	Kopernik International Fund
Assets:
Investments, at Value (Cost $1,753,753,525 and $427,331,898)	$2,225,298,815	$491,828,005
Affiliated Investments, at Value (Cost $530,078,172 and $86,301,867)	696,816,298	115,003,379
Cash	513,374,306	339,210,044
Foreign Currency, at Value (Cost $4,422,745 and $—)	4,439,328	—
Receivable for Investment Securities Sold	7,743,195	2,610,412
Dividend and Interest Receivable	6,732,536	2,072,110
Receivable for Capital Shares Sold	2,244,524	9,108,542
Reclaim Receivable	1,418,034	346,943
Unrealized Gain on Foreign Spot Currency Contracts	—	5,980
Prepaid Expenses	41,976	28,457
Total Assets	3,458,109,012	960,213,872

Liabilities:
Payable for Investment Securities Purchased	17,608,270	4,829,943
Payable for Investment Securities Purchased from Affiliated Investments	107,510	—
Payable for Capital Shares Redeemed	413,192	453,968
Unrealized Loss on Foreign Spot Currency Contracts	7,963	—
Payable due to Adviser	2,476,231	661,711
Payable due to Administrator	186,260	50,365
Distribution Fees Payable (Class A Shares)	25,324	4,462
Payable due to Trustees	8,759	2,137
Chief Compliance Officer Fees Payable	6,358	1,551
Payable due to Custodian	—	1,497,439
Other Accrued Expenses and Other Payables	336,439	115,585
Total Liabilities	21,176,306	7,617,161

Commitments and Contingencies†
Net Assets	$3,436,932,706	$952,596,711

Net Assets Consist of:
Paid-in Capital	$2,538,166,553	$795,403,652
Total Distributable Earnings	898,766,153	157,193,059
Net Assets	$3,436,932,706	$952,596,711

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund	Kopernik International Fund
Class A Shares:
Net Assets	$132,444,795	$	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	7,583,338		N/A
Net Asset Value Offering and Redemption Price, Per Share*	$17.47	$	N/A
Maximum Offering Price Per Share ($17.47/94.25%)	$18.54	$	N/A
Class I Shares:
Net Assets	$3,304,487,911		$929,539,578
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	190,489,343		48,816,185
Net Asset Value Offering and Redemption Price, Per Share	$17.35		$19.04
Investor Shares:
Net Assets	N/A		23,057,233
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	N/A		1,219,400
Net Asset Value Offering and Redemption Price, Per Share	N/A		18.91

*	Class A Shares are subject to a contingent deferred sales change of 0.75% if over $1 million but less than $4 million, plus 0.50% of the amount over $4 million but less than $50 million, plus 0.25% of the amount over $50 million, if you redeem any of your Class A Shares within 18 months of purchase.
†	See Note 5 in the Notes to Financial Statements.

N/A — not applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
FOR THE SIX MONTHS
ENDED APRIL 30, 2026
(Unaudited)

STATEMENTS OF OPERATIONS

	Kopernik Global All-Cap Fund	Kopernik International Fund
Investment Income:
Dividends	$30,112,105	$6,646,477
Dividends from Affiliated Investments	6,522,211	647,012
Interest	7,751,600	4,020,154
Less: Foreign Taxes Withheld	(4,477,361)	(794,756)
Total Investment Income	39,908,555	10,518,887

Expenses:
Investment Advisory Fees	14,286,045	3,464,012
Administration Fees	1,084,353	265,822
Distribution Fees (Class A Shares)	154,196	26,200
Trustees' Fees	17,012	4,207
Chief Compliance Officer Fees	5,054	1,258
Custodian Fees	339,629	113,233
Transfer Agent Fees	72,096	39,169
Printing Fees	69,803	16,978
Registration and Filing Fees	58,303	32,575
Legal Fees	40,319	10,435
Audit Fees	21,145	16,956
Other Expenses	27,960	7,169
Total Expenses	16,175,915	3,998,014

Less:
Fees Paid Indirectly — Note 4	(26,018)	(5,274)
Net Expenses	16,149,897	3,992,740
Net Investment Income	23,758,658	6,526,147

Net Realized Gain (Loss) on:
Investments	432,474,025	87,868,136
Affiliated Investments	15,950,759	1,177,626
Purchased Options	(57,750,179)	(13,193,578)
Foreign Currency Transactions	(616,587)	(123,410)
Net Realized Gain	390,058,018	75,728,774

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	117,037,676	34,126,516
Affiliated Investments	65,103,301	16,595,679
Purchased Options	(443,279)	(630,804)
Foreign Currency Transactions	41,462	1,220
Net Change in Unrealized Appreciation	181,739,160	50,092,611
Net Realized and Unrealized Gain	571,797,178	125,821,385
Net Increase in Net Assets Resulting from Operations	$595,555,836	$132,347,532

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$23,758,658	$46,719,647
Net Realized Gain	390,058,018	371,183,338
Net Change in Unrealized Appreciation	181,739,160	452,778,498
Net Increase in Net Assets Resulting From Operations	595,555,836	870,681,483
Distributions:
Class A Shares	(17,291,487)	(4,021,530)
Class I Shares	(451,475,382)	(103,389,650)

Total Distributions	(468,766,869)	(107,411,180)

Capital Share Transactions:(1)
Class A Shares
Issued	13,157,021	23,242,891
Reinvestment of Distributions	15,331,529	3,526,638
Redemption Fees - Note 2	134	11,910
Redeemed	(13,881,337)	(26,291,475)
Net Class A Share Transactions	14,607,347	489,964
Class I Shares
Issued	286,567,964	569,804,481
Reinvestment of Distributions	349,455,096	75,624,019
Redemption Fees - Note 2	–	171
Redeemed	(407,069,803)	(511,005,576)
Net Class I Share Transactions	228,953,257	134,423,095

Net Increase in Net Assets From Capital Share Transactions	243,560,604	134,913,059

Total Increase in Net Assets	370,349,571	898,183,362

Net Assets:
Beginning of Period	3,066,583,135	2,168,399,773
End of Period	$3,436,932,706	$3,066,583,135

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$6,526,147	$13,116,223
Net Realized Gain	75,728,774	79,274,296
Net Change in Unrealized Appreciation	50,092,611	71,636,973
Net Increase in Net Assets Resulting From Operations	132,347,532	164,027,492
Distributions:
Class I Shares	(91,637,685)	(18,465,823)
Investor Shares	(2,491,991)	(418,279)

Total Distributions	(94,129,676)	(18,884,102)

Capital Share Transactions:(1)
Class I Shares
Issued	236,781,867	191,597,655
Reinvestment of Distributions	63,538,817	12,245,480
Redemption Fees - Note 2	–	13
Redeemed	(74,972,616)	(245,888,090)
Net Class I Share Transactions	225,348,068	(42,044,942)
Investor Shares
Issued	3,329,550	6,240,699
Reinvestment of Distributions	2,473,812	412,552
Redeemed	(1,779,939)	(2,681,449)
Net Investor Share Transactions	4,023,423	3,971,802

Net Increase (Decrease) in Net Assets From Capital Share Transactions	229,371,491	(38,073,140)

Total Increase in Net Assets	267,589,347	107,070,250

Net Assets:
Beginning of Period	685,007,364	577,937,114
End of Period	$952,596,711	$685,007,364

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Class A Shares
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$16.87	$12.56	$12.12	$11.56	$15.91	$11.45
Income (Loss) from Investment Operations:
Net Investment Income*	0.10	0.24	0.21	0.27	0.12	0.12
Net Realized and Unrealized Gain (Loss)	3.02	4.68	1.20	1.77	(3.21)	4.94
Total from Investment Operations	3.12	4.92	1.41	2.04	(3.09)	5.06
Redemption Fees	— (1)	— (1)	—	— (1)	—	—
Dividends and Distributions:
Net Investment Income	(0.93)	(0.50)	(0.54)	(0.05)	(0.73)	(0.35)
Capital Gains	(1.59)	(0.11)	(0.43)	(1.43)	(0.53)	(0.25)
Total Dividends and Distributions	(2.52)	(0.61)	(0.97)	(1.48)	(1.26)	(0.60)
Net Asset Value, End of Year	$17.47	$16.87	$12.56	$12.12	$11.56	$15.91
Total Return†	20.26%	41.79%	12.27%	18.83%	(20.79)%	45.38%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$132,445	$112,768	$82,424	$80,526	$70,443	$105,632
Ratio of Expenses to Average Net Assets(2)	1.24%††	1.25%	1.26%	1.28%	1.26%	1.28%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.24%††	1.25%	1.26%	1.28%	1.26%	1.28%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.74%	1.77%	2.26%	0.87%	0.81%
Portfolio Turnover Rate	27%§	56%	43%	39%	58%	45%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Amount represents less than $0.005 per share.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2026

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Class I Shares
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$16.78	$12.50	$12.07	$11.52	$15.87	$11.41
Income (Loss) from Investment Operations:
Net Investment Income*	0.12	0.27	0.24	0.29	0.15	0.15
Net Realized and Unrealized Gain (Loss)	3.00	4.65	1.19	1.77	(3.20)	4.93
Total from Investment Operations	3.12	4.92	1.43	2.06	(3.05)	5.08
Redemption Fees	—	— (1)	—	—	—	—
Dividends and Distributions:
Net Investment Income	(0.96)	(0.53)	(0.57)	(0.08)	(0.77)	(0.37)
Capital Gains	(1.59)	(0.11)	(0.43)	(1.43)	(0.53)	(0.25)
Total Dividends and Distributions	(2.55)	(0.64)	(1.00)	(1.51)	(1.30)	(0.62)
Net Asset Value, End of Year	$17.35	$16.78	$12.50	$12.07	$11.52	$15.87
Total Return†	20.44%	42.14%	12.51%	19.15%	(20.64)%	45.83%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$3,304,488	$2,953,815	$2,085,976	$2,037,148	$1,741,051	$2,262,284
Ratio of Expenses to Average Net Assets(2)	0.99%††	1.00%	1.01%	1.03%	1.01%	1.03%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	0.99%††	1.00%	1.01%	1.03%	1.01%	1.03%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.96%	2.02%	2.46%	1.13%	1.06%
Portfolio Turnover Rate	27%§	56%	43%	39%	58%	45%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Amount represents less than $0.005 per share.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Class I Shares
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$18.21	$14.40	$14.73	$12.51	$17.42	$13.21
Income (Loss) from Investment Operations:
Net Investment Income*	0.15	0.35	0.35	0.40	0.15	0.14
Net Realized and Unrealized Gain (Loss)	3.13	3.98	1.04	2.16	(4.13)	4.50
Total from Investment Operations	3.28	4.33	1.39	2.56	(3.98)	4.64
Redemption Fees	—	— (1)	—	—	—	—
Dividends and Distributions:
Net Investment Income	(0.76)	(0.46)	(0.63)	(0.16)	(0.34)	(0.26)
Capital Gains	(1.69)	(0.06)	(1.09)	(0.18)	(0.59)	(0.17)
Total Dividends and Distributions	(2.45)	(0.52)	(1.72)	(0.34)	(0.93)	(0.43)
Net Asset Value, End of Year	$19.04	$18.21	$14.40	$14.73	$12.51	$17.42
Total Return†	19.50%	31.63%	10.14%	20.65%	(24.02)%	35.71%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$929,540	$667,085	$567,832	$536,171	$502,671	$565,278
Ratio of Expenses to Average Net Assets(2)	0.99%††	1.01%	1.04%	1.04%	1.04%	1.09	%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	0.99%††	1.01%	1.04%	1.04%	1.04%	1.06%
Ratio of Net Investment Income to Average Net Assets	1.64%	2.27%	2.54%	2.77%	1.06%	0.83%
Portfolio Turnover Rate	28%§	53%	42%	53%	62%	56%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Amount represents less than $0.005 per share.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2026

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Investor Shares
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$18.09	$14.31	$14.65	$12.44	$17.36	$13.18
Income (Loss) from Investment Operations:
Net Investment Income*	0.13	0.32	0.30	0.36	0.13	0.11
Net Realized and Unrealized Gain (Loss)	3.11	3.95	1.05	2.16	(4.14)	4.48
Total from Investment Operations	3.24	4.27	1.35	2.52	(4.01)	4.59
Dividends and Distributions:
Net Investment Income	(0.73)	(0.43)	(0.60)	(0.13)	(0.32)	(0.24)
Capital Gains	(1.69)	(0.06)	(1.09)	(0.18)	(0.59)	(0.17)
Total Dividends and Distributions	(2.42)	(0.49)	(1.69)	(0.31)	(0.91)	(0.41)
Net Asset Value, End of Year	$18.91	$18.09	$14.31	$14.65	$12.44	$17.36
Total Return†	19.35%	31.31%	9.83%	20.40%	(24.26)%	35.39%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$23,057	$17,922	$10,105	$15,766	$11,521	$7,336
Ratio of Expenses to Average Net Assets(1)	1.24%††	1.25%	1.29%	1.29%	1.29%	1.34	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.24%††	1.25%	1.29%	1.29%	1.29%	1.31%
Ratio of Net Investment Income to Average Net Assets	1.36%	2.07%	2.18%	2.56%	0.87%	0.68%
Portfolio Turnover Rate	28%§	53%	42%	53%	62%	56%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and, collectively, the “Funds”). The investment objective of the Funds is to provide long-term capital appreciation. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified and invests primarily in equity securities of companies located throughout the world. The financial statements of the remaining funds of the Trust are presented separately. Kopernik Global Investors, LLC serves as the Funds investment adviser (the “Adviser”). The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective as of the close of business on July 31, 2025, Kopernik Global All-Cap Fund was closed to certain new investments because the Adviser believes that carefully managing the Fund’s capacity provides the opportunity to continue to invest in the most attractively priced companies it can find and maintain the ability to take advantage of investments across different markets, countries, industry/sectors, and across the market capitalization spectrum.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2026, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $173,378,739 or 5.0% of the Fund’s net assets. As of April 30, 2026, the Kopernik International Fund valued in accordance with fair value procedures was $41,200,212 or 4.3% of the Fund’s net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2026. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Kopernik Global All-Cap Fund
Asset	Fair Value at April 30, 2026	Valuation Techniques	Unobservable Inputs	Inputs
Common Stock	$113,817,052	Exchange Price Adjusted	Discount Rate	70%
Convertible Bond	$42,114,758	Third Party Proprietary Model	Credit Spread, Volatility	13%, 60%
Warrants	$15,813,010	Black-Scholes	Volatility	55%
Rights	$1,633,919	Recent Trade	Alternate Exchange Price	$0.53

Kopernik International Fund
Asset	Fair Value at April 30, 2026	Valuation Techniques	Unobservable Inputs	Inputs
Common Stock	$41,200,212	Exchange Price Adjusted	Discount Rate	70%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

As of and during the period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2026, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the period ended April 30, 2026.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Funds had open option contracts as of April 30, 2026 as disclosed in the Funds’ Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

For the period ended April 30, 2026, the quarterly average balances of options held by the Funds were as follows:

Kopernik Global All-Cap Fund

Average Quarterly Market Value Contracts Purchased	$16,853,695

Average Quarterly Market Value Contracts Written	$—

Kopernik Global International Fund

Average Quarterly Market Value Contracts Purchased	$4,266,862

Average Quarterly Market Value Contracts Written	$—

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Funds for the benefit of the remaining shareholders. For the period ended April 30, 2026, Kopernik Global All-Cap Fund Class A Shares had redemption fees of $134.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Executive Officer and Principal Financial Officer act as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is predetermined in accordance with the Funds’ single investment objective which is executed by the Funds’ portfolio manager. The financial information in the form of the Funds’ schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2026, the Kopernik Global All-Cap Fund and Kopernik International Fund paid $1,084,353 and $265,822, respectively, for these services.

The Funds have adopted a distribution plan with respect to the Class A Shares and Investor Class Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Funds may receive up to 0.25% of the average daily net assets of the Class A Shares and Investor Class Shares as compensation for distribution and shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

During the period ended April 30, 2026, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $ 26,018 and $ 5,274, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2027 (the “Contractual Expense Limit”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2026. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.

	Class A Shares	Class I Shares	Investor Class Shares
Kopernik Global All-Cap Fund	1.35%	1.10%	N/A
Kopernik International Fund	N/A	1.10%	1.35%

N/A - Not Applicable

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

During the period ended April 30, 2026, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statements of Operations.

6. Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

The fair value of derivative instruments as of April 30, 2026 was as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities	Fair Value	Statements of Assets and Liabilities	Fair Value
Kopernik Global All-Cap Fund
Equity contracts	Investments, at value*	5,775,750	Options and Swaptions written, at value	–
Total Derivatives not accounted for as hedging instruments		$5,775,750		$–

Kopernik International Fund
Equity contracts	Investments, at value*	1,581,000	Options and Swaptions written, at value	–
Total Derivatives not accounted for as hedging instruments		$1,581,000		$–

*	Includes purchased options.

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Kopernik Global All-Cap Fund
Equity contracts	(57,750,179)	—	—	—	—	(57,750,179)
Total	$(57,750,179)	$—	$—	$—	$—	$(57,750,179)

Kopernik International Fund
Equity contracts	(13,193,578)	—	—	—	—	(13,193,578)
Total	$(13,193,578)	$—	$—	$—	$—	$(13,193,578)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Kopernik Global All-Cap Fund
Equity contracts	$(443,279)	—	—	—	—	$(443,279)
Total	$(443,279)	$—	$—	$—	$—	$(443,279)

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Kopernik International Fund
Equity contracts	$(630,804)	—	—	—	—	$(630,804)
Total	$(630,804)	$—	$—	$—	$—	$(630,804)

7. Share Transactions:

Capital share transactions were as follows:

Kopernik Global All-Cap Fund	Six-Month Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Shares Transactions:
Class A Shares
Issued	776,836	1,704,045
Reinvestment of Distributions	947,565	315,418
Redeemed	(827,278)	(1,897,913)
Increase in Class A Shares	897,123	121,550
Class I Shares
Issued	17,243,538	41,852,803
Reinvestment of Distributions	21,743,426	6,811,995
Redeemed	(24,513,836)	(39,513,073)
Increase in Class I Shares	14,473,128	9,151,725

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

Kopernik International Fund	Six-Month Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Shares Transactions:
Class I Shares
Issued	12,635,931	13,202,901
Reinvestment of Distributions	3,593,637	954,279
Redeemed	(4,043,690)	(16,947,322)
Increase (Decrease) in Class I Shares	12,185,878	(2,790,142)
Investor Shares
Issued	183,308	431,726
Reinvestment of Distributions	140,888	32,324
Redeemed	(95,640)	(179,282)
Increase in Investor Shares	228,556	284,768

8. Investment Transactions:

For the period ended April 30, 2026, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$735,301,970	$1,041,903,146
Kopernik International Fund	154,569,901	203,601,174

There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in Passive Foreign Investment Companies (“PFICs”), equalization distributions and foreign currency. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2025 and October 31, 2024 were as follows:

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

	Ordinary Income	Long-Term Capital Gain	Total
Kopernik Global All-Cap Fund
2025	$88,388,857	$19,022,323	$107,411,180
2024	116,896,275	57,787,417	174,683,692
Kopernik International Fund
2025	16,671,091	2,213,011	18,884,102
2024	42,758,400	20,878,637	63,637,037

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$239,174,903	$43,474,890
Undistributed Long-Term Capital Gains	224,545,831	49,329,882
Unrealized Appreciation	308,256,465	26,170,433
Other Temporary Differences	(13)	(2)
Total Distributable Earnings	$771,977,186	$118,975,203

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in derivatives, passive foreign investment companies and losses from wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Kopernik Global All-Cap Fund	$2,283,831,697	$979,214,934	$(340,931,518)	$638,283,416
Kopernik International Fund	513,633,765	183,288,992	(90,091,373)	93,197,619

10. Concentration of Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

Equity Risk — Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds' performance and cause losses on your investment in the Funds. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar, in which case, will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Sanctions Risk — Russia’s military invasion of Ukraine, which started in February 2022, significantly amplified already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries have increased and may continue to increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could result in further and significant market disruptions and may adversely impact the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, have caused and may continue to cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. The sanctions and/or any retaliatory action by Russia could also require the Fund to freeze any existing investments in Russian companies or prohibit the Fund from selling or transacting in these investments and could potentially impact the Fund’s liquidity. In general terms, the overall negative impact to the Fund will depend on the extent to which the Fund is prohibited from selling or otherwise transacting in its investments at any given time and whether a fair market valuation can be readily obtained, particularly for any Russia currency-denominated investments and investments in U.S. dollar-denominated depositary receipts representing securities of Russian issuers.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Valuation Risk — Valuation risk is the risk that certain securities may be difficult to value and/or valued incorrectly. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

11. Concentration of Shareholders:

At April 30, 2026, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership
Kopernik Global All-Cap Fund, Class A Shares	2	52%
Kopernik Global All-Cap Fund, Class I Shares	4	59%
Kopernik International Fund, Class I Shares	4	74%
Kopernik International Fund, Investor Class Shares	2	82%

12. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Recent Accounting Pronouncement:

The Funds adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of their operations.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2026
(Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Kopernik Funds

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

2502 N. Rocky Point Drive, Suite 300

Tampa, FL 33607

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-SA-001-1300

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)   Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: July 6, 2026